Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Borrowings [Abstract]
Schedule of unsecured borrowings at amortized cost
	2022	2021
Borrowings at amortized cost [1]
Syndicated term loan (1)	$38,626	$46,505
Other term loan (2)	95,720	51,593
Lease liabilities (3)	34,192	31,747
Factoring obligations (4)	2,317	10,609
Bank overdrafts (5)	80	55
Notes (6)	115,000	112,857
Total Interest bearing liabilities	$285,935	$253,366

Current	$257,525	$74,646
Non- Current	$28,410	$178,720

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 18. Trade and other receivables, net.

Schedule of borrowings
	Currency	Range of Interest	Maturity Year	2022	2021
Syndicated term loan	COP	IBR+ 5.3% (Variable)	2023-2025	$39,156	$39,521
Syndicated term loan	USD	Libor+ 4.8% (Variable)	2022	—	7,850
Amortized cost	COP	N/A	2023	(530)	(866)
Total Syndicated term loan				$38,626	$46,505

	Currency	Range of Interest	Maturity Year	2022	2021
Other term loan	COP	IBR+ 5.0%, DTF+ 3%, 13.99%- 25.3% (2021: IBR+ 2.25%-5.0%)	2022-2025	$9,549	$9,442
	COP	IBR+2.25%-10.2% (2021: DTF + 6.74%, 10%-30%)	2022-2025	21,267	17,552
	Soles	8.0% - 12.79% (Fixed) (2021: 5.00% - 10.01%)	2022-2024	6,837	5,953
	Reales	9.84% - 18% N.A.	2023-2024	2,176	1,762
	USD	SOFR+ (4.80%-5.80%) (2021: Libor + 4.49%)	2023	23,454	739
	USD	6.36%-16.8% (2021: Libor + 2.99% / 6.5% - 8.7%)	2022-2025	32,437	16,145
Total Other term loans				$95,720	$51,593

	Currency	Range of Interest	Maturity Year	2022	2021
Lease liabilities	COP	DTF + (5,18% - 10,11%) T.A., IBR+7.5%	2022-2030	$10,475	$10,334
	COP	DTF+ 4.54%-10.42 T.A.	2022-2025	3,653	6,662
	USD [1]	0.75%-21.48% (2021: 8.29% - 21.48% E.A.)	2022-2032	14,787	9,374
	COP	1.91%-12.23%, IBR+4.68% (2021: 8.29% - 21.48% E.A.)	2022-2027	4,703	5,315
	Reales	0.70% - 8.72% (Fixed) (2021: 1.68%)	2023-2024	574	62
Total Lease liabilities				$34,192	$31,747

	Currency	Range of Interest	Maturity Year	2022	2021
Portfolio factoring	COP	DTF+8%	2023	$1,508	$1,383
	COP	15.0% - 27% N.A. (2021: DTF+8% / 24.6%)	2023	809	9,226
Total Factoring obligations				$2,317	$10,609

	Currency	Range of Interest	Maturity Year	2022	2021
Overdrafts and credit cards	COP	19.68% - 32% E.A. (Fixed)	2023	$80	$55

	Currency	Range of Interest	Maturity Year	2022	2021
The Prudential Insurance Company Of America	USD	8.50% (Fixed) (2021: 4.75%)	2031	$60,020	$58,906
Prudential Annuities Life Assurance Corporation	USD	8.50% (Fixed) (2021: 4.75%)	2031	29,980	29,423
Healthspring Life & Health Insurance Company, Inc	USD	8.50% (Fixed) (2021: 4.75%)	2031	18,350	18,007
CIGNA Health and Life Insurance Company	USD	8.50% (Fixed) (2021: 4.75%)	2031	6,650	6,521
Total Notes				$115,000	$112,857

Schedule of reconciliation of liabilities from financing activities
	January 1, 2022	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2022
Syndicated term loan	$46,505	(7,850)	7,923	(7,952)	$38,626
Other term loan	$51,593	(93,592)	143,786	(6,067)	$95,720
Lease liabilities	$31,747	(6,679)	12,647	(3,523)	$34,192
Factoring obligations	$10,609	(21,943)	14,042	(391)	$2,317
Bank overdrafts	$55	(817)	1,019	(177)	$80
Notes	$112,857	—	—	2,143	$115,000
Total liabilities from financing activities	$253,366	$(130,881)	$179,417	$(15,967)	$285,935

[1]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $32,358 and new lease liabilities for $12,647.

[2]	Other changes include exchange differences, the write-off of the Notes unamortized transaction costs of $1,600 due to the debt extinguishment, and cost amortization of $360.

	January 1, 2021	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2021
Syndicated term loan	$81,906	(28,239)	—	(7,162)	$46,505
Other term loan	$85,645	(224,380)	193,120	(2,792)	$51,593
Lease liabilities	$36,799	(8,854)	7,283	(3,481)	$31,747
Factoring obligations	$9,993	(18,779)	22,956	(3,561)	$10,609
Put option agreement	$239,273	—	—	(239,273)	$—
Bank overdrafts	$902	(903)	—	56	$55
Notes	$—	—	112,857	—	$112,857
Total liabilities from financing activities	$454,518	$(281,155)	$336,216	$(256,213)	$253,366

[1]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $48,138 and acquisition of right-of-use assets $7,283.

[2]	Other changes include exchange differences and the termination of the put option agreements in exchange for new equity instruments in Procaps Group, S.A.